Stockholders' Equity - Summary of Common Stock Reserved on as-if Converted Basis (Detail)	1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Conversion of Stock [Line Items]
Stock options and awards issued and outstanding		3,608,326	3,334,530
Stock based-awards available for grant under 2005 and 2012 Plans		2,127,279	38,672
Common and convertible preferred stock warrants	120,961	56,054	100,700
Shares of common stock reserved for issuance		5,791,659	17,635,346
Series A convertible preferred stock [Member]
Conversion of Stock [Line Items]
Conversion of convertible preferred stock			3,566,509
Series B convertible preferred stock [Member]
Conversion of Stock [Line Items]
Conversion of convertible preferred stock			5,480,768
Series C convertible preferred stock [Member]
Conversion of Stock [Line Items]
Conversion of convertible preferred stock			3,343,586
Series D convertible preferred stock [Member]
Conversion of Stock [Line Items]
Conversion of convertible preferred stock			1,770,581